Submission	Mar. 13, 2025
Submission [Line Items]
Central Index Key	0001303523
Registrant Name	British American Tobacco p.l.c.
Registration File Number	333-265958
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES